Note 12 - Other Operating Income and Expense	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
12.
Other Operating Income and Expense

Other operating income in
2018
includes a bargain purchase acquisition gain of
$1.8
million, a gain on the sale of a plant of
$1.1
million and a gain on the partial sale of a plant of
$0.4
million. The Company also recorded a gain of
$0.4
million on the sale of fixed assets.

Other operating expense in
2017
includes a charge for
$1.2
million related to costs incurred due to some roof collapses at a Northwest plant as a result of heavy snowfall. In addition, there was a charge for an impairment of a long-term asset of
$1.1
million. The Company also recorded a loss of
$0.2
million on the sale of fixed assets.

Other operating income in
2016
included a gain of
$24.3
million related to a contractual payment received in conjunction with a relationship transfer agreement with General Mills. The Company reversed a provision for the Prop
65
litigation of
$0.2
million and reduced an environmental accrual by
$0.1
million. The Company also recorded a gain of
$0.4
million from the sale of other fixed assets.